SHAREHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Apr. 30, 2024
Equity [Abstract]
SCHEDULE OF WARRANTS ISSUED, EXERCISED AND EXPIRED

The following represents a summary of the warrants:

	Year Ended April 30, 2024		Year Ended April 30, 2023
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	89,615	$684.20	4,853	$8,890.00

Granted	5,254,438	0.59	85,706	234.00
Exercised	(472,651)	-	-	-
Forfeited	-	-	-	-
Expired	(179)	-	(944)	-
Ending balance	4,871,223	$1.44	89,615	$684.20
Intrinsic value of warrants	$3,712,223		$2,344,529
Weighted Average Remaining Contractual Life (Years)	9.25		6.45